SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 18:-	SUBSEQUENT EVENT

On March 11, 2013, Sapiens filed a prospectus with the Securities and Exchange Commission, using a "shelf" registration process. Under this process, Sapiens may from time to time offer and sell its common shares, in one or more offerings, up to a total amount of $40,000. In addition, under this process, certain shareholders of Sapiens may from time to time offer and sell up to 6,000,000 of Sapiens common shares in one or more offerings. See Note 1 regarding the Company's policy for maintaining control over its subsidiaries.